Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	MUTUAL FUND SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001355064
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mfst
Document Creation Date	dei_DocumentCreationDate	Jun. 27, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jun. 27, 2022
Prospectus Date	rr_ProspectusDate	Nov. 01, 2021
Catalyst/Stone Beach Income Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Catalyst/Stone Beach Income Opportunity Fund
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to deliver monthly dividend income derived from its investments in agency mortgage-backed securities (“MBS”). The Fund will likely invest in securities that may have negative duration, meaning the value of some of its investments may go up when interest rates rise.  Additionally, the Fund will seek to be tactical in its approach to investing so that it is not overly exposed to interest rate in one direction or another by buying a variety of agency MBS interest only securities, agency MBS inverse interest only securities, and agency collateralized mortgage obligations (“CMOs”).  The Fund employs an actively managed strategy that seeks to take advantage of market inefficiencies and opacity in these over-the-counter markets.  There is no guarantee that the Fund will be successful in maintaining its value in a rising rate or declining rate environment.

The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. The Fund may purchase or sell forward contracts in agency MBS pass-

through securities via the To Be Announced (“TBA”) market. The Fund may utilize repurchase agreements and reverse repurchase agreements for cash management purposes.

The Fund may invest up to 15% of its net assets in securities that have legal or contractual restrictions on resale or are otherwise illiquid. The Fund may invest in securities of any maturity or duration. In managing the Fund’s investments, the Fund’s investment sub-advisor, Wynkoop, LLC (the “Sub-Advisor”), seeks to construct an investment portfolio with a weighted average maturity that ranges between 1 and 30 years and a weighted average effective duration that ranges between -9 and 9 years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.  The more sensitive a security is to changes in interest rates, the higher its volatility risk. For example, if a bond has a duration of 5 years, a 1% rise in rates would result in a 5% decline in share price.  If a bond has a duration of 10 years, a 1% rise in interest rates would result in a 10% decline in share price. Unique to the residential MBS market are securities, such as interest-only securities, and related derivatives, that have “negative duration.” This means that these instruments normally move up with positive changes in interest rates, the opposite of most other debt instruments. This generally allows some portion of the portfolio’s market risk to be hedged with a purchase, rather than a short sale, and realize positive cash flows on the hedge. The maturity and effective duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the maturity or effective duration of the Fund’s investment portfolio will not exceed its target.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MUTUAL FUND SERIES TRUST

Catalyst/Stone Beach Income Opportunity Fund Class A: IOXAX Class C: IOXCX Class I: IOXIX (the “Fund”)

June 1, 2022

This information supplements certain disclosures contained in the Summary Prospectus and
Prospectus for the Fund, each dated November 1, 2021.

Effective June 15, 2022, the Fund’s name is changing to “Catalyst Interest Rate Opportunity Fund”.

Effective June 15, 2022, Wynkoop, LLC (“Wynkoop”) replaces Stone Beach Investment Management, LLC (“Stone Beach”) as the sub-advisor of the Fund. Leland Abrams, Principal and Portfolio Manager of Wynkoop replaces David Lysenko as Portfolio Manager of the Fund. Ed Smith will continue to serve as Portfolio Manager to the Fund. Accordingly, all references to Stone Beach and David Lysenko are deleted in their entirety from the Prospectus.

The following changes to the Prospectus are effective June 15, 2022:

The first three paragraphs under the section of the Fund’s Prospectus entitled “FUND SUMMARY: Stone Beach Income Opportunity Fund – Principal Investment Strategies” are replaced with the following:

The Fund seeks to deliver monthly dividend income derived from its investments in agency mortgage-backed securities (“MBS”). The Fund will likely invest in securities that may have negative duration, meaning the value of some of its investments may go up when interest rates rise.  Additionally, the Fund will seek to be tactical in its approach to investing so that it is not overly exposed to interest rate in one direction or another by buying a variety of agency MBS interest only securities, agency MBS inverse interest only securities, and agency collateralized mortgage obligations (“CMOs”).  The Fund employs an actively managed strategy that seeks to take advantage of market inefficiencies and opacity in these over-the-counter markets.  There is no guarantee that the Fund will be successful in maintaining its value in a rising rate or declining rate environment.

The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. The Fund may purchase or sell forward contracts in agency MBS pass-

through securities via the To Be Announced (“TBA”) market. The Fund may utilize repurchase agreements and reverse repurchase agreements for cash management purposes.

The Fund may invest up to 15% of its net assets in securities that have legal or contractual restrictions on resale or are otherwise illiquid. The Fund may invest in securities of any maturity or duration. In managing the Fund’s investments, the Fund’s investment sub-advisor, Wynkoop, LLC (the “Sub-Advisor”), seeks to construct an investment portfolio with a weighted average maturity that ranges between 1 and 30 years and a weighted average effective duration that ranges between -9 and 9 years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.  The more sensitive a security is to changes in interest rates, the higher its volatility risk. For example, if a bond has a duration of 5 years, a 1% rise in rates would result in a 5% decline in share price.  If a bond has a duration of 10 years, a 1% rise in interest rates would result in a 10% decline in share price. Unique to the residential MBS market are securities, such as interest-only securities, and related derivatives, that have “negative duration.” This means that these instruments normally move up with positive changes in interest rates, the opposite of most other debt instruments. This generally allows some portion of the portfolio’s market risk to be hedged with a purchase, rather than a short sale, and realize positive cash flows on the hedge. The maturity and effective duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the maturity or effective duration of the Fund’s investment portfolio will not exceed its target.

The section of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY: Catalyst Stone Beach Income Opportunity Fund - Sub-Advisor” is deleted and replaced with the following:

Sub-Advisor: Wynkoop, LLC serves as the Fund’s sub-advisor.

The section of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY: Catalyst Stone Beach Income Opportunity Fund - Portfolio Managers” is deleted and replaced with the following:

Portfolio Managers: Leland Abrams, Principal and Portfolio Manager of the Sub-Advisor and Ed Smith, Portfolio Manager and Consultant of the Sub-Advisor, serve as the Fund’s portfolio managers. Mr. Abrams is the Lead Portfolio Manager of the Fund. Mr. Abrams and Mr. Smith have served the Fund as a portfolio manager since 2022 and 2014, respectively.

The twentieth through twenty third paragraphs under the section of the Fund’s Prospectus entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS – PRINCIPAL INVESTMENT STRATEGIES” are replaced with the following:

The Fund seeks to deliver monthly dividend income derived from its investments in agency mortgage-backed securities (“MBS”). The Fund will likely invest in securities that may have negative duration, meaning the value of some of its investments may go up when interest rates rise. Additionally, the fund will seek to be tactical in its approach to investing so that it is not overly exposed to interest rate in one direction or another by buying a variety of agency MBS interest only securities, agency MBS inverse interest only securities, and agency Collateralized Mortgage Obligations (CMOs). The Fund employs an actively managed strategy that seeks to take advantage of market inefficiencies and opacity in these over-the-counter markets. There is no guarantee that the Fund will be successful in maintaining its NAV in a rising rate or declining rate environment.

The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. The Fund may purchase or sell forward contracts in agency MBS pass-through securities via the To Be Announced (“TBA”) market. The Fund may utilize repurchase agreements and reverse repurchase agreements for cash management purposes.

The Fund may invest up to 15% of its net assets in securities that have legal or contractual restrictions on resale or are otherwise illiquid. The Fund may invest in securities of any maturity or duration. In managing the Fund’s investments, the Fund’s investment sub-advisor, Wynkoop, LLC (the “Sub-Advisor”), seeks to construct an investment portfolio with a weighted average maturity that ranges between 1 and 30 years and a weighted average effective duration that ranges between -9 and 9 years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The more sensitive a security is to changes in interest rates, the higher its volatility risk. For example, if a bond has a duration of 5 years, a 1% rise in rates would result in a 5% decline in share price. If a bond has a duration of 10 years, a 1% rise in interest rates would result in a 10% decline in share price. Unique to the residential MBS market are securities, such as interest-only securities, and related derivatives, that have “negative duration.” This means that these instruments normally move up with positive changes in interest rates, the opposite of most other debt instruments. This generally allows some portion of the portfolio’s market risk to be hedged with a purchase, rather than a short sale, and realize positive cash flows on the hedge. The maturity and effective duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the maturity or effective duration of the Fund’s investment portfolio will not exceed its target.

The section of the Fund’s Prospectus entitled “MANAGEMENT OF THE FUNDS - Portfolio Manager: Catalyst Stone Beach Income Opportunity Fund” is deleted and replaced with the following:

Sub-Advisor: Catalyst Interest Rate Opportunity Fund

The Fund’s investment sub-advisor is Wynkoop, LLC, headquartered at S. Quebec Street, Suite 110, Greenwood Village, CO 80111 (“Wynkoop”). Wynkoop is registered as an investment advisor under the Investment Advisers Act of 1940. Wynkoop was founded in

2009 and is a registered investment advisor providing investment management services to pooled investment vehicles.

Subject to the oversight and approval of the Advisor, Wynkoop is primarily responsible for the day-to-day management of the Catalyst Interest Rate Opportunity Fund’s portfolio. In addition, Wynkoop is responsible for maintaining certain transaction and compliance related records of the Catalyst Interest Rate Opportunity Fund. As compensation for the sub-advisory services it provides to the Catalyst Interest Rate Opportunity Fund, the Advisor pays Wynkoop 50% of the net management fees that the Advisor receives from the Catalyst Interest Rate Opportunity Fund.

Portfolio Managers – Catalyst Interest Rate Opportunity Fund

Leland Abrams and Ed Smith are primarily responsible for the day-to-day management of the Interest Rate Opportunity Fund’s portfolio. Mr. Abrams serves as the Lead Portfolio Manager of the Fund.

Leland Abrams – Principal and Portfolio Manager of the Sub-Advisor

Mr. Abrams is portfolio manager and principal of Wynkoop since September 2016 and has been responsible for the day-to-day management of the Fund since 2018. Prior to joining Wynkoop, Mr. Abrams was the RMBS Sector Manager of Candlewood Investment Group from 2010 – 2016, a non-agency mortgage and esoteric asset backed securities trader and credit analyst at United Capital Markets, Inc. from 2008 to 2010; and Credit Analyst and Trader at Dresdner Bank, AG (Dresdner Kleinwort Wasserstein) from 2005 to 2008. Mr. Abrams holds a B.A. in Economics from Bucknell University. Mr. Abrams served on the Board of Directors of Front Yard Residential Corp, a public REIT headquartered in Christianstead, VI from May 2019 to January 2021.

Edward Smith, Portfolio Manager and Consultant of the Sub-Advisor

Mr. Smith has been a Portfolio Manager and consultant since 2022. Mr. Smith is also a Principal and Portfolio Manager of Stone Beach Investment Management, LLC since 2011. From 2009 to 2010, Mr. Smith served as an independent management consultant. From 2005 to 2009, Mr. Smith was a Portfolio Manager of Providence Investment Management LLC, a MBS hedge fund manager, and, during his tenure with Providence, he served as Portfolio Manager and Head of Liability Management of American Capital Agency Corp., a publicly traded mortgage REIT. Between 2000 and 2005, Mr. Smith was a Portfolio Manager for Watch Hill Investment Partners, a MBS hedge fund manager. From 1995 to 1999, Mr. Smith was a Managing Director in MBS Sales at Merit Capital. Prior to that, from 1993 to 1994, he was a Vice President of MBS Sales at Nikko Securities. Mr. Smith began his career in the MBS markets working as a derivative trader at Prudential Securities between 1990 and 1993.

The section of the Fund’s Prospectus entitled “MANAGEMENT OF THE FUNDS - Advisory Fees” is revised to add the following as the last sentence of the fifth paragraph of that section:

The Trust’s annual report to shareholders for the period ended June 30, 2022, when available, will contain discussions regarding the basis of the Board of Trustees’ approval of the sub-advisory agreement between the Advisor and Wynkoop.

* * * * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information for the Fund, each dated November 1, 2021, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.